Subsequent events - AA2000 2019 Credit facilities re-financing (Details) $ in Thousands, $ in Millions			12 Months Ended
	Feb. 19, 2021 USD ($) installment	Nov. 19, 2020 USD ($) loan installment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Feb. 19, 2021 ARS ($)	Nov. 19, 2020 ARS ($)
Disclosure of non-adjusting events after reporting period [line items]
Repayments of credit facility			$ 71,466	$ 90,457	$ 517,253
Total Borrowings			$ 1,344,817	$ 1,208,344	$ 1,126,658
Citibank N.A. Credit Agreement
Disclosure of non-adjusting events after reporting period [line items]
Repayments of credit facility (as a percent)		60.00%
Repayments of credit facility		$ 2,300
Remaining credit facility (as a percent)		40.00%
Total Borrowings							$ 125
Number of equal and consecutive quarterly installments | installment		4
Citibank N.A. Credit Agreement | BADCOR
Disclosure of non-adjusting events after reporting period [line items]
Adjustment to interest rate basis							5.00%
Citibank N.A. Credit Agreement | BADCOR | AA2000 2019 Credit facilities re-financing
Disclosure of non-adjusting events after reporting period [line items]
Repayments of credit facility (as a percent)	60.00%
Repayments of credit facility	$ 2,300
Remaining credit facility (as a percent)	40.00%
Total Borrowings						$ 139
Adjustment to interest rate basis						5.00%
Number of equal and consecutive quarterly installments | installment	4
Renegotiated 2019 Credit Facilities agreement due in November
Disclosure of non-adjusting events after reporting period [line items]
Repayments of credit facility (as a percent)		40.00%
Remaining credit facility (as a percent)		60.00%
Total Borrowings							$ 778
Number of equal and consecutive quarterly installments | installment		4
Number of loans obtained | loan		3
Renegotiated 2019 Credit Facilities agreement due in November | AA2000 2019 Credit facilities re-financing
Disclosure of non-adjusting events after reporting period [line items]
Repayments of credit facility (as a percent)	40.00%
Remaining credit facility (as a percent)	60.00%
Total Borrowings						$ 843
Number of equal and consecutive quarterly installments | installment	4
Renegotiated 2019 Credit Facilities agreement due in November | BADCOR
Disclosure of non-adjusting events after reporting period [line items]
Adjustment to interest rate basis							5.00%
Renegotiated 2019 Credit Facilities agreement due in November | BADCOR | AA2000 2019 Credit facilities re-financing
Disclosure of non-adjusting events after reporting period [line items]
Adjustment to interest rate basis						5.00%